Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® II Portfolio
March 31, 2026
VIPFLI-II-NPRT1-0526
1.830295.120
Bond Funds - 57.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	397,092	3,633,395
Fidelity International Bond Index Fund (a)	108,111	989,211
Fidelity Long-Term Treasury Bond Index Fund (a)	50,022	460,199
VIP High Income Portfolio - Investor Class (a)	62,019	300,171
VIP Investment Grade Bond II Portfolio - Investor Class (a)	938,859	8,890,992
TOTAL BOND FUNDS (Cost $14,824,685)		14,273,968

Domestic Equity Funds - 16.6%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	3,166	372,722
VIP Contrafund Portfolio - Investor Class (a)	12,019	665,605
VIP Equity Income Portfolio - Investor Class (a)	17,767	529,997
VIP Growth & Income Portfolio - Investor Class (a)	22,559	733,385
VIP Growth Portfolio - Investor Class (a)	12,150	1,109,042
VIP Mid Cap Portfolio - Investor Class (a)	4,398	169,691
VIP Value Portfolio - Investor Class (a)	18,894	373,716
VIP Value Strategies Portfolio - Investor Class (a)	11,105	185,785
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,514,000)		4,139,943

International Equity Funds - 17.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	83,901	1,353,315
VIP Overseas Portfolio - Investor Class (a)	111,492	2,925,550
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,976,368)		4,278,865

Money Market Funds - 8.9%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $2,218,380)	3.44	2,218,380	2,218,380

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,533,433)	24,911,156
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	24,911,157

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	272,363	65,950	10,564	-	116	44,857	372,722	3,166
Fidelity Inflation-Protected Bond Index Fund	3,726,320	79,542	184,801	-	(3,398)	15,732	3,633,395	397,092
Fidelity International Bond Index Fund	939,554	74,682	22,293	-	(97)	(2,635)	989,211	108,111
Fidelity Long-Term Treasury Bond Index Fund	818,330	5,917	360,233	5,916	(53,676)	49,861	460,199	50,022
VIP Contrafund Portfolio - Investor Class	642,981	79,683	15,010	6,971	(47)	(42,002)	665,605	12,019
VIP Emerging Markets Portfolio - Investor Class	1,174,083	205,343	51,849	20,423	17,920	7,818	1,353,315	83,901
VIP Equity Income Portfolio - Investor Class	521,460	23,240	27,668	4,669	1,419	11,546	529,997	17,767
VIP Government Money Market Portfolio - Investor Class	2,669,669	21,719	473,008	21,721	-	-	2,218,380	2,218,380
VIP Growth & Income Portfolio - Investor Class	715,724	55,151	25,026	8,625	350	(12,814)	733,385	22,559
VIP Growth Portfolio - Investor Class	1,066,643	126,433	24,848	-	(412)	(58,774)	1,109,042	12,150
VIP High Income Portfolio - Investor Class	309,607	5,211	14,652	-	(1,182)	1,187	300,171	62,019
VIP Investment Grade Bond II Portfolio - Investor Class	9,343,099	108,459	563,307	2,954	(14,699)	17,440	8,890,992	938,859
VIP Mid Cap Portfolio - Investor Class	163,613	12,971	13,973	1,221	763	6,317	169,691	4,398
VIP Overseas Portfolio - Investor Class	2,592,433	522,374	64,051	41,176	212	(125,418)	2,925,550	111,492
VIP Value Portfolio - Investor Class	364,127	23,753	25,312	4,007	1,265	9,883	373,716	18,894
VIP Value Strategies Portfolio - Investor Class	180,477	12,652	19,240	-	2,188	9,708	185,785	11,105
	25,500,483	1,423,080	1,895,835	117,683	(49,278)	(67,294)	24,911,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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